Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Schedule of Common Stock

Common stock as of December 31, 2019 and 2018, is as follows:

	Number of shares (in thousands)	Amount

Fixed capital	90,850	$441,786
Variable capital	406,859	1,978,444
	497,709	2,420,230
Effect of restatement		412,038
Total	497,709	$2,832,268

Schedule of Reconciliation of Number of Shares Outstanding

A reconciliation of the number of shares outstanding shows below:

	Thousands of shares
	2 0 1 9	2 0 1 8

Shares outstanding at beginning of year	466,643	494,047
Repurchase of capital shares, net	(2,664)	(27,044)
Shares outstanding at year end	463,979	466,643